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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2001


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         RT Capital Management, LLC
Address:      153 East 53rd Street, 48th Floor
              New York, New York  10022


Form 13F File Number:  28-6259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Rothschild
Title:   Managing Director
Phone:   (212) 508-7050

Signature, Place, and Date of Signing:

/s/ David Rothschild               New York, New York              May 10, 2001
----------------------             ------------------              ------------
  [Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:             17
                                                 -------------

Form 13F Information Table Value Total:             $51,081
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                                                   (thousands)




List of Other Included Managers:

None


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        Form 13F INFORMATION TABLE - RT Capital Management, LLC (3/31/01)



           COLUMN 1       COLUMN 2          COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8
                                                                                                                  VOTING AUTHORITY
                          TITLE OF                     VALUE        SHS. OR PRN  SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER            CLASS             CUSIP      (x$1000)     AMOUNT       PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Applied Micro Circuits
 Corp.                    Common            03822W109   3,300       200,000      SH                              200,000
Cisco Sys Inc.            Common            17275R102     790        50,000      SH                               50,000
Comverse Technology Inc.  Com PAR $0.10     205862402   5,300        90,000      SH                               90,000
I2 Technologies Inc.      Common            465754109   6,409       442,000      SH                              442,000
Manugistics Group Inc.    Common            565011103   3,022       165,000      SH                              165,000
Mercury Interactive
 Corp.                    Common            589405109  10,469       250,000      SH                              250,000
New Focus Inc.            Common            644383101     876        70,000      SH                               70,000
Newport Corp.             Common            651824104   4,799       164,000      SH                              164,000
Openwave Sys Inc.         Common            683718100   4,117       207,500      SH                              207,500
Opus 360 Corp.            Common            68400F109       3        25,000      SH                               25,000
Panja Inc.                Common            698493103     496       172,500      SH                              172,500
Siebel Sys Inc.           Common            826170102   5,168       190,000      SH                              190,000
JDS Uniphase Corp.        Common            46612J101   2,212       120,000      SH                              120,000
Mercury Interactive
 Corp.                    SB NT CV144A07    589405AA7   1,847     2,500,000      PRN                           2,500,000
Mercury Interactive
 Corp.                    SB NT CV 4.75%07  589405AB5   2,216     3,000,000      PRN                           3,000,000
Opus 360 Corp.            Common            68400F109      40       321,344      SH                              321,344
Eprise Corp.              Common                           17        25,465      SH                               25,465